Equity Incentive Plan Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 10, 2018
Stock option expiration period			10 years
Common stock options outstanding	7,464,645		7,464,645		7,179,636	7,266,185
Share-based compensation expense	$ 486	$ 242	$ 1,164	$ 700
Weighted average grant-date fair value			$ 1.05	$ 3.24	$ 3.24	$ 2.39
Fair value of option vested			$ 387	$ 538	$ 1,079	$ 963
Unrecognized stock compensation expense					$ 1,252
Share-based compensation expected to be recognized over a weighted-average period					2 years 4 months 2 days
Maximum
Stock option granted vesting period			5 years
Minimum
Stock option granted vesting period			4 years
Option Loans
Related Parties Notes Receivable	$ 635		$ 635		$ 635	635
Number of shares issued as collateral for the option loans	675,990		675,990		675,990
Selling, General and Administrative Expenses
Share-based compensation expense					$ 936	$ 1,075	$ 919
2003 and 2018 Stock Incentive Plan
Stock option expiration period					10 years
2003 and 2018 Stock Incentive Plan | Maximum
Stock option granted vesting period					5 years
2003 and 2018 Stock Incentive Plan | Minimum
Stock option granted vesting period					4 years
Common Class A | Avista Merger [Member]
Common stock options outstanding								7,176,715
Common Class A | 2018 Stock Incentive Plan
Common stock options authorized	9,198,996		9,198,996		9,198,996
Common stock options outstanding					190,000